RELATED PARTY TRANSACTIONS - Compensation of key management personnel (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RELATED PARTY TRANSACTIONS
Salaries and short-term benefits	$ 5.6	$ 6.1	$ 5.6
Share-based compensation	1.2	3.9	2.3
Other long-term benefits	0.3	0.3	1.8
Total compensation	$ 7.1	$ 10.3	$ 9.7